Commitments and Contingencies - Dispute to Special Communication Tax - Additional Information (Detail) - Dispute on Special Communication Tax [member] - TRY (₺) ₺ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of commitments and contingencies [Line Items]
Additional special communication tax and tax penalty on claim	₺ 527,639
Additional special communication tax on claim	211,056
Tax penalty on claim	316,583
The assessment of the SCT for the year 2011	80,355
The restructuring amount of penalties and interest on the SCT		₺ 117,058
Accrued provisions of restructuring the SCT	₺ 24,175	₺ 14,866